Oct. 05, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectuses dated January 31, 2018
Prospectus dated April 10, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.